CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Cash	$ 6,621	$ 38,820
Restricted cash	22,009	0
Net investment in direct financing leases (Note 4)	2,778,471	16,958,300
Operating lease, right-of-use asset (Note 5)	50,935	63,356
Property and equipment, net (Note 6)	2,883	26,592
Deferred tax assets, net (Note 14)	0	24,474,583
Other assets (Note 7)	770,985	2,054,907
Non-marketable investment (Note 2 k)	0	2,828,963
Assets of disposal group classified as held for sale (Note 17)	0	163,251,052
TOTAL ASSETS	3,631,904	209,696,573
Liabilities
Interest payable	0	8,320
Income tax payable (Note 14)	0	1,423,022
Deposits from direct financing leases	2,050,035	5,294,690
Operating lease liability-current(Note 5)	55,022	47,904
Other liabilities (Note 8)	3,715,268	3,157,021
Due to related party (Note 15)	464,000	464,000
Operating lease liability-non-current (Note 5)	0	7,103
Liabilities of disposal group classified as held for sale (Note 17)	0	2,949,836
Total Liabilities	6,284,325	13,351,896
Stockholders' Equity
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2021 and 2020)(Note 10)	1,984	1,984
Additional paid-in capital	211,934,432	211,934,432
Statutory reserve (Note 11)	4,687,085	4,687,085
(Accumulated losses)/retained earnings	(206,948,669)	9,557,212
Accumulated other comprehensive losses	(12,327,253)	(29,836,036)
Total Stockholders' Equity		196,344,677
TOTAL LIABILITIES AND EQUITY	$ 3,631,904	$ 209,696,573